Income taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Income tax expense reported

	2012	2011
	$	$

Loss before tax	(3,566,641)	(2,967,411)
Statutory tax rate	25.75%	27.50%
Expected income tax recovery	(918,000)	(816,000)

Changes attributable to:
Non-deductible expenses	127,000	123,000
Difference in tax rates between Canada and foreign jurisdictions	(8,000)	167,000
Tax effect of tax losses and temporary differences not recognized	783,000	651,000
Effect of change in future tax rates and others	16,000	(125,000)
Income tax expense	-	-

Schedule of deductible temporary differences and unused tax losses

	2012	2011
	$	$

Non-capital losses	60,465,925	60,762,821
Share issue costs	1,418,660	1,289,061
Equipment	189,558	163,183
	62,074,143	62,215,065
Mineral interests	(50,343,573)	(41,671,524)
Unrecognized deductible temporary differences	11,730,570	20,543,541

Schedule of expiry dates of operating losses

$

2014	1,132,000
2025	1,244,000
2026	1,805,000
2027	3,346,000
2028	2,202,000
2029	1,443,000
2030	1,676,000
2031	2,438,000
2032	2,609,000
17,895,000

Schedule of expiry dates of unused tax losses
$

2012	439,000
2013	1,146,000
2014	3,701,000
2015	5,517,000
2016	9,811,000
2017	4,461,000
2018	4,473,000
2019	2,275,000
2020	2,291,000
2021	7,878,000
2022	625,000
42,617,000